Supplemental Guarantor Condensed Consolidating Financial Statements (Details 4) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Total current assets	$ 11,524.3	$ 11,883.4		$ 13,315.5
Goodwill	17,232.0	17,282.5		17,204.6	17,296.9
Total assets	36,843.7	37,899.0		40,276.3
LIABILITIES AND EQUITY
Total current liabilities	11,071.6	11,344.9		12,820.2
Total liabilities	34,975.9	35,205.2		36,800.9
First Data Corporation stockholder's (deficit) equity	(1,395.6)	(598.5)		96.6
Total equity	1,799.9	2,626.4	2,841.8	3,408.0	4,059.9	5,100.1
Total liabilities and equity	36,843.7	37,899.0		40,276.3
FDC Parent Company
ASSETS
Current Intercompany notes receivable	12.5			12.2
Total current assets	96.6	305.4		245.4
Long-term intercompany notes receivable	3,496.6	3,397.3		3,229.4
Investment in consolidated subsidiaries	24,665.8	24,308.9		23,797.4
Total assets	30,196.3	30,102.4		28,376.1
LIABILITIES AND EQUITY
Current Intercompany notes payable	22.7	30.8		62.5
Total current liabilities	594.4	667.8		760.4
Long-term intercompany payable	7,633.3	6,642.4		5,292.9
Long-term intercompany notes payable	286.1	276.7		260.6
Total liabilities	31,591.9	30,700.9		28,279.5
First Data Corporation stockholder's (deficit) equity	(1,395.6)	(598.5)		96.6
Total equity	(1,395.6)	(598.5)		96.6
Total liabilities and equity	30,196.3	30,102.4		28,376.1
Guarantor Subsidiaries
ASSETS
Total current assets	5,888.5	6,159.3		7,281.7
Goodwill	9,483.9	9,485.3		9,430.9
Long-term intercompany notes receivable	284.1	270.0		251.5
Investment in consolidated subsidiaries	5,312.6	5,379.5		5,843.0
Total assets	32,007.3	31,796.9		32,625.0
LIABILITIES AND EQUITY
Current Intercompany notes payable	12.5			35.8
Total current liabilities	5,675.1	5,914.3		6,826.5
Long-term intercompany notes payable	3,413.0	3,315.6		3,196.8
Total liabilities	10,697.9	10,945.5		11,869.9
First Data Corporation stockholder's (deficit) equity	21,309.4	20,851.4		20,755.1
Total equity	21,309.4	20,851.4		20,755.1
Total liabilities and equity	32,007.3	31,796.9		32,625.0
Non-Guarantor Subsidiaries
ASSETS
Current Intercompany notes receivable	22.6	30.8		86.1
Total current assets	5,574.3	5,449.5		5,886.7
Goodwill	7,748.1	7,797.2		7,773.7
Long-term intercompany notes receivable	0.4	8.4		59.0
Total assets	17,108.3	17,148.8		17,846.7
LIABILITIES AND EQUITY
Total current liabilities	4,837.3	4,793.6		5,331.6
Long-term intercompany notes payable	81.9	83.4		82.5
Total liabilities	5,175.9	5,019.5		5,582.6
First Data Corporation stockholder's (deficit) equity	5,457.1	5,583.0		5,534.4
Total equity	11,864.5	12,061.9		12,196.7
Total liabilities and equity	17,108.3	17,148.8		17,846.7
Consolidation Adjustments
ASSETS
Current Intercompany notes receivable	(35.1)	(30.8)		(98.3)
Total current assets	(35.1)	(30.8)		(98.3)
Long-term intercompany notes receivable	(3,781.1)	(3,675.7)		(3,539.9)
Investment in consolidated subsidiaries	(29,978.4)	(29,688.4)		(29,640.4)
Total assets	(42,468.2)	(41,149.1)		(38,571.5)
LIABILITIES AND EQUITY
Current Intercompany notes payable	(35.2)	(30.8)		(98.3)
Total current liabilities	(35.2)	(30.8)		(98.3)
Long-term intercompany payable	(7,633.3)	(6,642.4)		(5,292.9)
Long-term intercompany notes payable	(3,781.0)	(3,675.7)		(3,539.9)
Total liabilities	(12,489.8)	(11,460.7)		(8,931.1)
First Data Corporation stockholder's (deficit) equity	(26,766.5)	(26,434.4)		(26,289.5)
Total equity	(29,978.4)	(29,688.4)		(29,640.4)
Total liabilities and equity	(42,468.2)	(41,149.1)		(38,571.5)
As previously reported | FDC Parent Company
ASSETS
Total current assets				233.2
Investment in consolidated subsidiaries				25,242.7
Total assets				26,579.8
LIABILITIES AND EQUITY
Total current liabilities				697.9
Long-term intercompany payable				5,707.0
Long-term intercompany notes payable				(1,887.3)
Total liabilities				26,483.2
First Data Corporation stockholder's (deficit) equity				96.6
Total equity				96.6
Total liabilities and equity				26,579.8
As previously reported | Guarantor Subsidiaries
ASSETS
Total current assets				7,281.7
Goodwill				9,510.5
Investment in consolidated subsidiaries				5,396.2
Total assets				27,676.1
LIABILITIES AND EQUITY
Total current liabilities				6,790.7
Long-term intercompany payable				(4,618.7)
Long-term intercompany notes payable				1,949.9
Total liabilities				5,968.5
First Data Corporation stockholder's (deficit) equity				21,707.5
Total equity				21,707.6
Total liabilities and equity				27,676.1
As previously reported | Non-Guarantor Subsidiaries
ASSETS
Total current assets				5,800.6
Goodwill				7,694.1
Total assets				16,659.3
LIABILITIES AND EQUITY
Total current liabilities				5,331.6
Long-term intercompany payable				(1,088.3)
Long-term intercompany notes payable				(62.6)
Total liabilities				4,349.2
First Data Corporation stockholder's (deficit) equity				5,580.5
Total equity				12,242.7
Total liabilities and equity				16,659.3
As previously reported | Consolidation Adjustments
ASSETS
Investment in consolidated subsidiaries				(30,638.9)
Total assets				(30,638.9)
LIABILITIES AND EQUITY
First Data Corporation stockholder's (deficit) equity				(27,288.0)
Total equity				(30,638.9)
Total liabilities and equity				(30,638.9)
As corrected | FDC Parent Company
ASSETS
Current Intercompany notes receivable				12.2
Total current assets				245.4
Long-term intercompany notes receivable				3,229.4
Investment in consolidated subsidiaries				23,797.4
Total assets				28,376.1
LIABILITIES AND EQUITY
Current Intercompany notes payable				62.5
Total current liabilities				760.4
Long-term intercompany payable				5,292.9
Long-term intercompany notes payable				260.6
Total liabilities				28,279.5
First Data Corporation stockholder's (deficit) equity				96.6
Total equity				96.6
Total liabilities and equity				28,376.1
As corrected | Guarantor Subsidiaries
ASSETS
Total current assets				7,281.7
Goodwill				9,430.9
Long-term intercompany receivable				4,330.2
Long-term intercompany notes receivable				251.5
Investment in consolidated subsidiaries				5,843.0
Total assets				32,625.0
LIABILITIES AND EQUITY
Current Intercompany notes payable				35.8
Total current liabilities				6,826.5
Long-term intercompany notes payable				3,196.8
Total liabilities				11,869.9
First Data Corporation stockholder's (deficit) equity				20,755.1
Total equity				20,755.1
Total liabilities and equity				32,625.0
As corrected | Non-Guarantor Subsidiaries
ASSETS
Current Intercompany notes receivable				86.1
Total current assets				5,886.7
Goodwill				7,773.7
Long-term intercompany receivable				962.7
Long-term intercompany notes receivable				59.0
Total assets				17,846.7
LIABILITIES AND EQUITY
Total current liabilities				5,331.6
Long-term intercompany notes payable				82.5
Total liabilities				5,582.6
First Data Corporation stockholder's (deficit) equity				5,534.4
Total equity				12,196.7
Total liabilities and equity				17,846.7
As corrected | Consolidation Adjustments
ASSETS
Current Intercompany notes receivable				(98.3)
Total current assets				(98.3)
Long-term intercompany receivable				(5,292.9)
Long-term intercompany notes receivable				(3,539.9)
Investment in consolidated subsidiaries				(29,640.4)
Total assets				(38,571.5)
LIABILITIES AND EQUITY
Current Intercompany notes payable				(98.3)
Total current liabilities				(98.3)
Long-term intercompany payable				(5,292.9)
Long-term intercompany notes payable				(3,539.9)
Total liabilities				(8,931.1)
First Data Corporation stockholder's (deficit) equity				(26,289.5)
Total equity				(29,640.4)
Total liabilities and equity				$ (38,571.5)